Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2014	Sep. 26, 2014	Dec. 31, 2013	Sep. 16, 2013
Common units, issued	95,029,218	4,600,000	88,690,985	5,750,000
Common units, outstanding	95,029,218		88,690,985